ACCOUNTS RECEIVABLE Schedule of movement in the allowance for doubtful accounts (Details) - Trade receivables [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movement in the allowance for doubtful accounts
Balance, beginning of year	$ 2,486	$ 2,088	$ 2,275
Bad debt expense (recovery)	(535)	383	615
Write-offs and settlements	(194)	15	(792)
Foreign exchange	70	0	(10)
Balance, end of year	$ 1,827	$ 2,486	$ 2,088